VESSELS, RIGS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
VESSELS, RIGS AND EQUIPMENT, NET	VESSELS, RIGS AND EQUIPMENT, NET
Movements in the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels, Rigs and Equipment, net
Balance as of December 31, 2022	3,345,233	(698,844)	2,646,389
Depreciation	—	(81,674)	(81,674)
Vessel disposals	(126,547)	38,813	(87,734)
Capital improvements	120,242	—	120,242
Impairment loss	(40,714)	33,325	(7,389)
Balance as of June 30, 2023	3,298,214	(708,380)	2,589,834

The capital improvements of $120.2 million relate to Special Periodic Survey (“SPS”) and other capital upgrades performed on the harsh environment semi-submersible drilling rig Hercules during the six months ended June 30, 2023. SPS costs of $69.8 million were capitalized as a separate component of the rig and are depreciated until the next SPS, which is in five years. In addition, capital upgrades of $47.6 million were also capitalized as a separate component of rig and are depreciated over a period of 10 years economic useful life. Also as of June 30, 2023, ballast water treatment system (“BWTS”) was installed on Hercules and the amount of $2.8 million was also capitalized.

During the six months ended June 30, 2023, the Company sold and delivered two Suezmax tankers, Glorycrown and Everbright, to an unrelated third party and a net gain on disposal of $16.4 million was recognized in the Consolidated Statement of Operations. (See also Note 2: Gain on Sale of Assets and Termination of Charters).

Also, during the six months ended June 30, 2023, the Company sold and delivered two chemical tankers, SFL Weser and SFL Elbe, to an unrelated third party. The Company recorded an impairment loss of $7.4 million prior to disposal and a gain on sale of $30.0 thousand was recognized in the Consolidated Statement of Operations. (See also Note 2: Gain on Sale of Assets and Termination of Charters).

No impairment losses were recorded against the carrying value of "Vessels, Rigs and Equipment, net" in the six months ended June 30, 2023, other than the impairment losses on the two chemical tankers described above. No impairment losses were recorded in the six months ended June 30, 2022.